Document And Entity Information	6 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	Ostin Technology Group Co., Ltd.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001803407
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity File Number	001-41362